Shareholders’ equity (Details Narrative)												1 Months Ended				12 Months Ended
	Feb. 23, 2026 $ / shares shares	Aug. 29, 2025 USD ($) $ / shares shares	Feb. 21, 2024 USD ($) $ / shares shares	Feb. 07, 2024 USD ($) $ / shares shares	Oct. 19, 2023 USD ($)	Oct. 19, 2023 CNY (¥)	Jul. 13, 2022 USD ($) shares	Jul. 13, 2022 CNY (¥) shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 CNY (¥) shares	Dec. 04, 2020 $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 27, 2021 USD ($) shares	Jan. 27, 2021 CNY (¥) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2026 CNY (¥) shares	Jul. 27, 2023 $ / shares shares	Jul. 06, 2021 $ / shares
Common stock shares authorized				450,000,000												450,000,000		450,000,000								450,000,000	500,000,000
Ordinary shares par value | $ / shares		$ 0.0001	$ 42	$ 0.0001												$ 0.0001		$ 0.0001									$ 0.0001
Ordinary shares issued																12,832,000		10,417,000		10,417,000	10,417,000					12,832,000	10,000,000
Issuance of shares value | $																				$ 834,000
Authorized share capital | $				$ 50,000
Preferred stock shares authorized				50,000,000												50,000,000		50,000,000								50,000,000
Preferred stock par value | $ / shares				$ 0.0001												$ 0.0001		$ 0.0001
Preferred stock shares issued																1,000,000		1,000,000		1,000,000	1,000,000					1,000,000
Ordinary shares outstanding																12,832,000		10,417,000		10,417,000	10,417,000					12,832,000
Preferred shares outstanding																1,000,000		1,000,000		1,000,000	1,000,000					1,000,000
Foreign currency transaction																$ 7,217,178	¥ 48,356,336
Repurchase of share														540,000	540,000
Share price | $ / shares											$ 2.5
Repurchase of share value														$ 122,585	¥ 792,106
Stock price | $ / shares		$ 4.00	$ 2.0
Share-based compensation | $																816,950
Issuance of initial public offering shares		1,600,000	417,000
Net proceeds | $		$ 5,727,070	$ 834,000													5,727,070
Capital contribution | $			834,000
Additional paid in capital | $			$ 833,958													12,463,308		8,040,388
Deferred offering costs | $		2,120,858
Ordinary shares par value | $		$ 160
Issuance of Ordinary Shares, net of offering expenses | $																3,606,052
Statutory reserves | $																962,302		888,085
Restricted stock net assets | $																13,426,994		8,929,615
Dividend payable | $																647,061		1,072,040
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpenseMember
Share-based compensation																		$ 1,400	¥ 10,080	8,087	¥ 57,960	$ 6,620	¥ 45,360	$ 5,890	¥ 37,800
Suzhou TC-Link [Member]
Shares issued														39,700,000	39,700,000
Shares outstanding														39,700,000	39,700,000
Restricted shares granted									540,000	540,000				540,000	540,000
Stock price | $ / shares									$ 1.48																			$ 1.2
Cash consideration received									$ 100,281	¥ 648,000
Issuance of Share-based compensation							54,000	54,000
Granted shares based compensation value							$ 9,341	¥ 64,152
Corporate income tax and individual income taxes					$ 161,493	¥ 1,259,814
Dividend payable | ¥																										¥ 3,316,049
Dividend payable																647,061										¥ 4,463,425
Minimum [Member]
Repurchase of share											275,000
Maximum [Member]
Repurchase of share											550,000
Chief Executive Officer [Member]
Ordinary shares issued				10,000,000																		10,000,000
Preferred stock par value | $ / shares																						$ 0.0001
Preferred stock shares issued				1,000,000																		1,000,000
Cash consideration | $				$ 100
Preferred stock voting rights				As a result, the voting power of Mr. Albert Wong increased from 42.66% to 71.33% after the issuance of Preferred Shares.
Ordinary shares outstanding																						10,000,000
Preferred shares outstanding																						1,000,000
Executive Employees [Member]
Shares issued	440,000
Stock price | $ / shares	$ 1.03
Authorized to grant share based compensation	440,000
Granted shares based compensation	440,000
Executive Employees [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpenseMember
Granted shares based compensation value | $																$ 453,200
Chief Executive Officer Chief Financia lOfficer And Director [Member]
Shares issued																375,000										375,000
Stock price | $ / shares																$ 0.97
Granted shares based compensation																375,000	375,000
Chief Executive Officer Chief Financia lOfficer And Director [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpenseMember
Granted shares based compensation value | $																$ 363,750
Board of Directors Chairman [Member] | Suzhou TC-Link [Member]
Cash dividend												$ 1,238,938	¥ 9,039,288
Common Stock [Member]
Issuance of shares value | $																$ 7,197,943				$ 42
Shares outstanding																12,832,000		10,417,000		10,417,000	10,417,000	10,000,000				12,832,000
Issuance of Share-based compensation																815,000	815,000
Issuance of initial public offering shares																1,600,000	1,600,000